Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income	$ 591	$ 1,331	$ 1,212	$ 1,148	$ 780	$ 1,000	$ 916	$ 850	$ 4,282	$ 3,546
Items not requiring (providing) cash
Amortization of ESOP and share-based compensation plans									287	163
Net change in other assets and other liabilities									5,755	4,567
Investing Activities
Cash paid for acquisition of Powhatan Point Community Bancshares, Inc.									(1,529)
Net cash used in investing activities									(62,547)	(18,046)
Financing Activities
Dividends paid to stockholders									(3,221)	(2,769)
Net cash used in financing activities									67,730	16,253
Net Change in Cash and Cash Equivalents									10,938	2,774
Cash and Cash Equivalents, Beginning of Year				14,315				11,541	14,315	11,541
Cash and Cash Equivalents, End of Year	25,253				14,315				25,253	14,315
Parent Company
Operating Activities
Net income									4,282	3,546
Items not requiring (providing) cash
Equity in undistributed income of subsidiary									(1,557)	(3,055)
Amortization of ESOP and share-based compensation plans									567	443
Net change in other assets and other liabilities									282	(38)
Net cash provided by operating activities									3,574	896
Investing Activities
Cash paid for acquisition of Powhatan Point Community Bancshares, Inc.									(1,529)	0
Net cash used in investing activities									(1,529)	(2,769)
Financing Activities
Dividends paid to stockholders									(3,221)	(2,769)
Net cash used in financing activities									(3,221)	(2,769)
Net Change in Cash and Cash Equivalents									(1,176)	(1,873)
Cash and Cash Equivalents, Beginning of Year				$ 2,771				$ 4,644	2,771	4,644
Cash and Cash Equivalents, End of Year	$ 1,595				$ 2,771				$ 1,595	$ 2,771